UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-6395
Dreyfus New York Municipal Cash Management
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS Dreyfus New York Municipal Cash Management October 31, 2006 (Unaudited)
	Coupon		Maturity	Principal
Short-Term Investments--104.7%	Rate (%)		Date	Amount ($)	Value ($)

Albany Industrial Development
Agency, Senior Housing Revenue
(South Mall Towers Albany,
L.P. Project) (Insured; FNMA
and Liquidity Facility; FNMA)		3.58	11/7/06	6,700,000 a	6,700,000
Binghamton,
GO Notes, BAN		4.00	2/2/07	7,200,000	7,207,695
Chautauqua County Industrial
Development Agency, Civic
Facility Revenue (Gerry Homes
Project) (LOC; HSBC Bank USA)		3.80	11/7/06	13,400,000 a	13,400,000
Chemung County Industrial
Development Agency, IDR (MMARS
2nd Program) (LOC; HSBC Bank
USA)		3.80	11/7/06	1,140,000 a	1,140,000
Colonie,
GO Notes, BAN		4.25	4/5/07	2,000,000	2,004,176
Dutchess County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Lutheran Center at
Poughkeepsie, Inc. Project)
(LOC; Key Bank)		3.62	11/7/06	3,815,000 a	3,815,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(D'Youville College Project)
(LOC; HSBC Bank USA)		3.80	11/7/06	7,115,000 a	7,115,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(Heritage Center Project)
(LOC; Key Bank)		3.64	11/7/06	2,305,000 a	2,305,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(YMCA of Greater Buffalo
Project) (LOC; HSBC Bank USA)		3.80	11/7/06	1,350,000 a	1,350,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(YMCA of Greater Buffalo
Project) (LOC; HSBC Bank USA)		3.80	11/7/06	4,000,000 a	4,000,000
Erie County Industrial Development
Agency, School Facility
Revenue (City School District
of the City of Buffalo
Project) (Insured; FSA and
Liquidity Facility; Goldman
Sachs)		3.59	11/7/06	3,335,000 a,b	3,335,000
Erie County Tobacco Asset

Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch and
LOC; Merrill Lynch)	3.61	11/7/06	3,245,000 a,b	3,245,000
Herkimer County Industrial
Development Agency, IDR (F.E.
Hale Manufacturing Company
Facility) (LOC; HSBC Bank USA)	3.80	11/7/06	2,450,000 a	2,450,000
Metropolitan Transportation
Authority, Dedicated Tax Fund,
Refunding (Insured; XLCA and
Liquidity Facility; Citibank
NA)	3.56	11/7/06	23,430,000 a	23,430,000
Metropolitan Transportation
Authority, Transportation
Revenue, CP (Liquidity
Facility; ABN-AMRO)	3.53	12/6/06	8,800,000	8,800,000
Metropolitan Transportation
Authority, Transportation
Revenue, CP (LOC; ABN-AMRO)	3.55	1/8/07	13,000,000	13,000,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (DePaul
Properties, Inc. Project)
(LOC; Key Bank)	3.58	11/7/06	500,000 a	500,000
Monroe County Industrial
Development Agency, IDR
(Chaney Enterprise) (LOC; M&T
Bank)	3.76	11/7/06	2,700,000 a	2,700,000
Monroe County Industrial
Development Agency, IDR
(Genesee Metal Stampings Inc.
Facility) (LOC; HSBC Bank USA)	3.80	11/7/06	810,000 a	810,000
Monroe County Industrial
Development Agency, LR (Robert
Weslayan College Project)
(LOC; M&T Bank)	3.64	11/7/06	2,800,000 a	2,800,000
Nassau County Industrial
Development Agency, Civic
Facility Revenue (Saint Mary's
Children Project) (LOC;
Commerce Bank)	3.61	11/7/06	2,015,000 a	2,015,000
Nassau County Industrial
Development Agency, Revenue
(Bryant Landing Project)
(Liquidity Facility; Merrill
Lynch and LOC; Merrill Lynch)	3.66	11/7/06	5,000,000 a,b	5,000,000
Nassau County Tobacco Settlement
Corporation, Tobacco
Settlement Asset-Backed Bonds
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch)	3.62	11/7/06	10,000,000 a,b	10,000,000

New York City
(Liquidity Facility; Merrill
Lynch)	3.61	11/7/06	7,000,000 a,b	7,000,000
New York City,
CP (Insured; MBIA and
Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.60	1/10/07	15,000,000	15,000,000
New York City,
CP (Insured; MBIA and
Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.55	1/17/07	6,000,000	6,000,000
New York City,
GO Notes	6.25	4/15/07	4,000,000 c	4,086,957
New York City Industrial
Development Agency, Civic
Facility Revenue (Birch Wathen
Lenox School Project) (LOC;
Allied Irish Bank)	3.58	11/7/06	5,250,000 a	5,250,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Brooklyn
United Methodist Project)
(LOC; The Bank of New York)	3.56	11/7/06	3,720,000 a	3,720,000
New York City Industrial
Development Agency, Civic
Facility Revenue (French
Institute-Alliance Francaise
de New York - Federation of
French Alliances in the United
States Project) (LOC; M&T Bank)	3.63	11/7/06	2,450,000 a	2,450,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Jewish
Community Center on the Upper
West Side, Inc. Project) (LOC;
M&T Bank)	3.64	11/7/06	5,000,000 a	5,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Sephardic
Community Youth Center, Inc.
Project) (LOC; M&T Bank)	3.61	11/7/06	5,000,000 a	5,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Village
Community School Project)
(LOC; M&T Bank)	3.63	11/7/06	2,450,000 a	2,450,000
New York City Industrial
Development Agency, Civic
Facilty Revenue (Wartburg
Lutheran Home for the Aging
and Wartburg Nursing Home,
Inc. Project) (LOC; Key Bank)	3.62	11/7/06	9,000,000 a	9,000,000
New York City Industrial
Development Agency, IDR,

Refunding (Plaza Packaging
Project) (LOC; The Bank of New
York)	3.70	11/7/06	1,370,000 a	1,370,000
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center,
LLC Project) (LOC; Citibank NA
and Liquidity Facility;
Citibank NA)	3.59	11/7/06	2,200,000 a,b	2,200,000
New York City Industrial
Development Agency, Liberty
Revenue (FC Hanson Office
Associates LLC Project) (LOC;
Lloyds TSB Bank PLC)	3.56	11/7/06	4,500,000 a	4,500,000
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project) (Liquidity Facility;
Merrill Lynch)	3.61	11/7/06	8,200,000 a,b	8,200,000
New York City Municipal Water
Finance Authority, CP
(Liquidity Facility: Dexia
Credit Locale and JPMorgan
Chase Bank)	3.52	11/9/06	6,700,000	6,700,000
New York City Municipal Water
Finance Authority, CP (LOC:
Landesbank Baden Wurttemberg
and Landesbank
Hessen-Thuringen Girozentrale)	3.58	1/11/07	20,000,000	20,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue (Putters
Program) (Liquidity Facility;
JPMorgan Chase Bank)	3.60	11/7/06	7,360,000 a,b	7,360,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility: California State
Teachers Retirement System and
State Street Bank and Trust
Co.)	3.60	11/1/06	10,000,000 a	10,000,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	3.62	11/1/06	1,875,000 a	1,875,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery)	3.63	11/1/06	10,000,000 a	10,000,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity

Facility; Landesbank
Baden-Wurttemberg)	3.61	11/1/06	15,000,000 a	15,000,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.62	11/1/06	200,000 a	200,000
New York Counties Tobacco Trust I,
Revenue (Liquidity Facility;
Merrill Lynch and LOC; Merrill
Lynch)	3.61	11/7/06	2,680,000 a,b	2,680,000
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.61	11/7/06	15,225,000 a,b	15,225,000
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)
(Liquidity Facility; Citibank
NA)	3.59	11/7/06	9,300,000 a,b	9,300,000
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group) (Liquidity Facility;
Merrill Lynch)	3.61	11/7/06	9,335,000 a,b	9,335,000
New York State Dormitory
Authority, Revenue (Oxford
University Press Inc.) (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	3.63	11/1/06	10,300,000 a	10,300,000
New York State Dormitory
Authority, Revenue (Park Ridge
Hospital Inc.) (LOC; JPMorgan
Chase Bank)	3.56	11/7/06	10,400,000 a	10,400,000
New York State Dormitory
Authority, Revenue (Pratt
Institute) (Insured; Radian
Bank and Liquidity Facility;
Citibank NA)	3.62	11/7/06	6,400,000 a	6,400,000
New York State Housing Finance
Agency, Housing Revenue (33
West End Avenue Apartments)
(LOC; HSBC Bank USA)	3.64	11/7/06	9,000,000 a	9,000,000
New York State Housing Finance
Agency, Housing Revenue (66
West 38th Street) (Liquidity
Facility; FNMA and LOC; FNMA)	3.57	11/7/06	10,500,000 a	10,500,000
New York State Housing Finance
Agency, Housing Revenue (240
East 39th Street) (LOC; FNMA)	3.60	11/7/06	8,100,000 a	8,100,000
New York State Housing Finance
Agency, Housing Revenue (250

West 93rd Street) (LOC; Bank
of America)	3.61	11/7/06	5,000,000 a	5,000,000
New York State Housing Finance
Agency, Housing Revenue (360
West 43rd Street) (LOC; FNMA)	3.60	11/7/06	5,050,000 a	5,050,000
New York State Power Authority,
CP (Liquidity Facility; Bank
of Nova Scotia, JPMorgan Chase
Bank, Landesbank
Baden-Wurttemberg, State
Street Bank and Trust Co., The
Bank of New York and Wachovia
Bank)	3.54	11/7/06	4,000,000	4,000,000
New York State Power Authority,
CP (Liquidity Facility: Bank
of Nova Scotia, JPMorgan Chase
Bank, Landesbank
Baden-Wurttemburg, State
Street Bank and Trust Co., The
Bank of New York and Wachovia
Bank)	3.58	11/14/06	10,000,000	10,000,000
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Revenue	4.25	4/1/07	16,240,000	16,276,883
Oneida County Industrial
Development Agency, Civic
Facility Revenue (Mohawk
Valley Community College
Dormitory Corporation Project)
(LOC; Citibank NA)	3.57	11/7/06	8,470,000 a	8,470,000
Ontario County Industrial
Development Agency, IDR (Dixit
Enterprises) (LOC; HSBC Bank
USA)	3.80	11/7/06	3,000,000 a	3,000,000
Orange County Industrial
Development Agency, Civic
Facility Revenue (Saint Luke's
Cornwall Hospital Project)
(LOC; Key Bank)	3.62	11/7/06	4,000,000 a	4,000,000
Patchogue-Medford Union Free
School District, GO Notes, TAN	4.50	6/29/07	5,000,000	5,020,261
Poughkeepsie Industrial
Development Agency, Senior
Living Facility Revenue (Manor
at Woodside Project) (LOC; The
Bank of New York)	3.60	11/7/06	4,800,000 a	4,800,000
Rensselaer Industrial Development
Agency, IDR (Capital View
Office Park Project) (LOC; M&T
Bank)	3.72	12/31/06	5,015,000	5,015,000
Rensselaer Industrial Development
Agency, Senior Housing Revenue
(Brunswick Senior Housing
Project) (LOC; FHLB)	3.68	11/1/06	4,540,000 a	4,540,000

Roaring Fork Municipal Products
LLC, Revenue (Ramapo Housing
Authority) (Liquidity
Facility; The Bank of New York)	3.66	11/7/06	10,385,000 a,b	10,385,000
Saint Lawrence County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Claxton-Hepburn Medical
Center Project) (LOC; Key Bank)	3.65	11/7/06	4,000,000 a	4,000,000
Schenectady,
GO Notes, BAN (LOC; Bank of
America)	4.50	5/24/07	3,300,000	3,314,759
Shenendehowa Central School
District, GO Notes, BAN	4.50	6/29/07	4,000,000	4,005,893
Suffolk County Industrial
Development Agency, IDR
(Belmont Villas LLC Facility)
(Insured; FNMA)	3.58	11/7/06	6,000,000 a	6,000,000
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties-Larned Project)
(LOC; M&T Bank)	3.64	11/7/06	5,870,000 a	5,870,000
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Cortland
College) (LOC; HSBC Bank USA)	3.59	11/7/06	4,350,000 a	4,350,000
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Tompkins
Cortland Community College
Foundation, Inc. Project)
(LOC; Citizens Bank of
Massachusetts)	3.59	11/7/06	3,525,000 a	3,525,000
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.62	11/7/06	19,885,000 a,b	19,885,000
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.65	11/7/06	5,000,000 a,b	5,000,000
Ulster County Industrial
Development Agency, IDR (Selux
Corporation Project) (LOC; M&T
Bank)	3.71	11/7/06	1,910,000 a	1,910,000
Warren and Washington Counties
Industrial Development Agency,
Civic Facility Revenue (Glen
at Hiland Meadows Project)
(LOC; PNC Bank)	3.60	11/7/06	6,365,000 a	6,365,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (The Masters

School Civic Facility) (LOC;
Allied Irish Bank)	3.58	11/7/06	3,440,000 a	3,440,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (The Rye YMCA
Project) (LOC; Allied Irish
Bank)	3.57	11/7/06	3,000,000 a	3,000,000
Westchester County Industrial
Development Agency, Commercial
Facility Revenue (Panorama
Flight Service Inc. Project)
(LOC; The Bank of New York)	3.60	11/7/06	4,875,000 a	4,875,000
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch and
LOC; Merrill Lynch)	3.61	11/7/06	4,300,000 a,b	4,300,000
Yonkers Industrial Development
Agency, MFHR (Main Street
Lofts Yonkers LLC Project)
(LOC; M&T Bank)	3.66	11/7/06	15,000,000 a	15,000,000
Yonkers Industrial Development
Agency, Revenue (Merlots
Program) (Insured; GNMA and
Liquidity Facility; Wachovia
Bank)	3.64	11/7/06	4,215,000 a,b	4,215,000

Total Investments (cost $555,336,624)			104.7%	555,336,624
Liabilities, Less Cash and Receivables			(4.7%)	(24,861,892)
Net Assets			100.0%	530,474,732

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, these securities amounted to $126,665,000 or 23.9% of net assets.
c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance

GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family C Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York Municipal Cash Management

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	December 13, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	December 13, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	December 13, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)